Retained Earnings	12 Months Ended
Dec. 31, 2018
Retained Earnings Note Disclosure [Abstract]
Retained Earnings And Other Reserve

31. RETAINED EARNINGS AND OTHER RESERVE

(1)	Details of retained earnings are as follows (Unit: Korean Won in millions):

		December 31, 2017	December 31, 2018
Legal reserve	Earned surplus reserve	1,729,754	1,857,754
	Other legal reserve	45,668	46,384

	Sub-total	1,775,422	1,904,138

Voluntary reserve	Business rationalization reserve	8,000	8,000
	Reserve for financial structure improvement	235,400	235,400
	Additional reserve	7,418,806	7,759,804
	Regulatory reserve for credit loss	2,438,191	2,578,457
	Revaluation reserve	751,964	715,860
	Other voluntary reserve	11,700	—

	Sub-total	10,864,061	11,297,521

Retained earnings before appropriation(*)		2,980,523	3,922,998

	Total	15,620,006	17,124,657

(*)	The unappropriated retained earnings for the current period has been restated in accordance with IFRS 9.

i.	Earned surplus reserve

In accordance with the Article 40, Banking Act, earned surplus reserve is appropriated at least one tenth of the earnings after tax on every dividend declaration, not exceeding the paid in capital. This reserve may not be used other than for offsetting a deficit or transferring to capital.

ii.	Other legal reserve

Other legal reserves were appropriated in the branches located in Japan, Vietnam and Bangladesh according to the banking laws of Japan, Vietnam and Bangladesh, and may be used to offset any deficit incurred in those branches.

iii.	Business rationalization reserve

Pursuant to the Restriction of Special Taxation Act, the Group was previously required to appropriate, as a reserve for business rationalization, amounts equal to tax reductions arising from tax exemptions and tax credits up to December 31, 2001. The requirement was no longer effective from 2002.

iv.	Reserve for financial structure improvement

From 2002 to 2014, the Finance Supervisory Services recommended banks in Korea to appropriate at least 10 percent of net income after accumulated deficit for financial structure improvement, until tangible common equity ratio equals 5.5 percent. But this reserve is not available for payment of cash dividends; however, it can be used to reduce a deficit or be transferred to capital. The reserve and appropriation are an Autonomous judgment matter of the Group since 2015.

v.	Additional reserve

Additional reserve was appropriated for capital adequacy and other management purpose.

vi.	Regulatory reserve for credit loss

In accordance with paragraphs 1 and 2 of Article 29 of the Regulation on Supervision of Banking Business (“RSBB”), if provisions for credit loss under IFRS for the accounting purpose are lower than provisions under RSBB, the Group limits such shortfall amount as regulatory reserve for credit loss.

vii.	Revaluation reserve

In accordance with attached table 3 of the Regulation on Supervision of Banking Business Enforcement Rules Revaluation reserve is the amount of limited dividends set by the board of directors to be recognized as complementary capital when the gain or loss occurred in the property revaluation by adopting IFRS.